EXHIBIT 99.29

Evolve Exception Detail

Exception Detail

Run Date - 10/17/2025 12:26:57 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxxxxx	843217	xxxxxx	7168571	xxxxxx	06/16/2025	Credit	Hazard Insurance		Hazard Insurance - Other:		The Insurance Binder is missing the premium amount.	The hazard insurance binder was provided		Client 06/23/2025 06:57 AM; Please refer last uploaded policy, the policy number is same, in that you will find insurance premium Reviewer 06/23/2025 08:17 AM; Reviewer 06/23/2025 11:08 AM; xxxxxx&#x0D; This has been cleared.&#x0D; &#x0D; xxxxxx	06/23/2025			A	1	xxxxxx	xxxxxx	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	843274	xxxxxx	7150899	xxxxxx	06/20/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Living rent free with someone other than spouse.	Does not require an exception; UW discretion is permitted; see 1008 notes with UW discretion.		Client 06/25/2025 01:06 PM; does not require an exception; UW discretion is permitted; see 1008 notes with UW discretion. Reviewer 06/25/2025 02:19 PM; Condition has been reviewed. xxxxxx	06/25/2025			A	1	xxxxxx	xxxxxx	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	843308	xxxxxx	7164554	xxxxxx	07/13/2025	Credit	UW Other		UW Other - UW - Evidence of legal residency		The borrower is a perm resident with an I-56 immigration status with an issue date of xxxxxx and an expiration date of xxxxxx. Per guidelines, I-551 – Conditional Permanent Resident Card (Green Card) issued for 2 years that has an expiration date is acceptable, if it is accompanied by a copy of xxxxxx form I-751 requesting removal of the conditions. Missing copy of xxxxxx form I-751.		Client waived with Compensating Factors: 70% LTV, Score 706, >4 month reserve, DSCR .83, required .75.				08/03/2025	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	843991	xxxxxx	7156833	xxxxxx	09/04/2025	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		The LTV of 80% exceeds the maximum LTV allowed of 75% for a cash-out refinance transaction with a loan amount of xxxxxx, under the xxxxxx loan program.		Client waived with compensating factors: Residual income over 40K/mo. (actual $58,565.36), longtime business open over 10-years, reserves after close $985,842.26 (105.45 months)				09/05/2025	B	2	xxxxxx	xxxxxx	1	13	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	843991	xxxxxx	7156834	xxxxxx	09/04/2025	Credit	UW Qualifications		UW Qualifications - UW - Not Eligible for escrow waiver		The subject loan was not eligible for escrows to be waived under the xxxxxx loan program.		Client waived with compensating factors: Residual income over 40K/mo. (actual $58,565.36), longtime business open over 10-years, reserves after close $985,842.26 (105.45 months)				09/05/2025	B	2	xxxxxx	xxxxxx	1	13	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	843991	xxxxxx	7156835	xxxxxx	09/04/2025	Credit	UW Qualifications		UW Qualifications - UW - Cash Back Exceeds Limit		The cash proceeds of $581,210.36 exceeds the maximum cash-out allowed of $350,000 when the LTV is 80% under the xxxxxx loan program.		Client waived with compensating factors: Residual income over 40K/mo. (actual $58,565.36), longtime business open over 10-years, reserves after close $985,842.26 (105.45 months)				09/04/2025	B	2	xxxxxx	xxxxxx	1	13	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	844152	xxxxxx	7168573	xxxxxx	07/31/2025	Credit	HUD1		HUD1 - Final HUD-1 is missing		Please provide the final HUD-1 settlement statement.	Final HUD provided			08/05/2025			A	1	xxxxxx	xxxxxx	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	844152	xxxxxx	7168574	xxxxxx	08/01/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Provide evidence lien on title for xxxxxx in the amount of $xxxxxx was paid or removed from title.	Received lien release			08/05/2025			A	1	xxxxxx	xxxxxx	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	844152	xxxxxx	7168575	xxxxxx	08/01/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Provide dated final loan approval. Approval provided does not have an approval date.	Received dated approval			08/05/2025			A	1	xxxxxx	xxxxxx	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	844791	xxxxxx	7170213	xxxxxx	07/30/2025	Compliance	Closing Package	Closing Package -	The xxxxxx Home Equity Signed Receipt of Copies document was not found in the file. Provide copy signed by borrower.	xxxxxx Home Equity Signed Receipt of Copies document provided	Reviewer 08/07/2025 09:03 AM; Document not provided. Deficiency remians open

 Client 08/21/2025 11:04 PM; Please find uploaded on 08/06/2025 xxxxxx Home Equity document.

 Reviewer 08/22/2025 04:28 AM;

 Reviewer 08/22/2025 01:53 PM; xxxxxx&#x0D;
The required document is not in the mentioned image link.  We do not see this in file.&#x0D;
&#x0D;
xxxxxx

 Reviewer 08/25/2025 09:50 AM; Escalated for review

 Reviewer 08/25/2025 01:22 PM; Document not provided. Deficiency remians open

 Client 08/26/2025 10:28 PM; 50a6 the esign document upload, what document is required for the exception to be cleared. please advise

 Reviewer 08/27/2025 05:29 AM;

 Reviewer 08/27/2025 01:50 PM; xxxxxx &#x0D;
The document needed is the "The xxxxxx Home Equity Signed Receipt of Copies"&#x0D;
&#x0D;
xxxxxx

 Client 09/03/2025 04:03 PM; I have uploaded our version of this document we include in our xxxxxx Home Equity files.  xxxxxx.

 Reviewer 09/03/2025 04:37 PM;

 Reviewer 09/04/2025 11:57 AM; xxxxxx&#x0D;
This has been cleared.&#x0D;
&#x0D;
xxxxxx

															09/04/2025			A	1	xxxxxx	xxxxxx	1	13	C	A	A	A	C	A	A	A		Exempt	1
xxxxxx	844795	xxxxxx	7170228	xxxxxx	07/28/2025	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		Zero tolerance violation of $2100 due to an increase in discount points on xxxxxx CD. Please provide proof of refund, LOX to borrower and a PCCD reflecting cure. All must be provided within 60 days of closing.	COC provided		Reviewer 08/18/2025 08:38 AM; Please provide evidence the xxxxxx CD provided was received by the borrower at or before closing	09/26/2025			A	1	xxxxxx	xxxxxx	1	13	C	A	A	A	C	A	A	A		Exempt	1
xxxxxx	844795	xxxxxx	7170229	xxxxxx	07/28/2025	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			COC provided			09/26/2025			A	1	xxxxxx	xxxxxx	1	13	C	A	A	A	C	A	A	A		Exempt	1
xxxxxx	844852	xxxxxx	7170231	xxxxxx	08/27/2025	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			PCCD and cure provided			09/09/2025			A	1	xxxxxx	xxxxxx	1	3	C	B	C	A	C	B	A	A		Non-QM	1
xxxxxx	844852	xxxxxx	7170232	xxxxxx	08/27/2025	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		Loan is failing 0% tolerance for increase in the Mortgage Broker fee in Sec A of the final CD. Violation amount is $52. Need a PCCD with cure, lox to borrower, proof of refund and evidence of payment shipped, all within 60 days of consummation.	PCCD and cure provided				10/17/2025		B	2	xxxxxx	xxxxxx	1	3	C	B	C	A	C	B	A	A		Non-QM	1
xxxxxx	844852	xxxxxx	7170233	xxxxxx	08/27/2025	Compliance	Compliance		Compliance - CD- Dated incorrectly (Issue Date, Closing Date, Disbursement Date)		Need a PCCD with the funding date on pg 2, Sec F, to be at least 3 days after the closing date of xxxxxx.	PCCD and cure provided			09/09/2025			A	1	xxxxxx	xxxxxx	1	3	C	B	C	A	C	B	A	A		Non-QM	1
xxxxxx	844852	xxxxxx	7170234	xxxxxx	08/28/2025	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Mortgage		Missing verification of 12 month Mortgage rating. Two statements in file from xxxxxx. Missing 10 additional months payments showing 0x30x12. The xxxxxx program requires a full 12 months payment history. Please submit the full 12 months consecutive payment history.	Received 12 months mortgage history			08/29/2025			A	1	xxxxxx	xxxxxx	1	3	C	B	C	A	C	B	A	A		Non-QM	1
xxxxxx	845034	xxxxxx	7170236	xxxxxx	08/05/2025	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			PCCD and cure provided			09/03/2025			A	1	xxxxxx	xxxxxx	1	13	C	B	C	A	C	B	A	A		Exempt	1
xxxxxx	845034	xxxxxx	7170237	xxxxxx	08/05/2025	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		Tolerance exceeded by $1.50 due to the increase in credit report fee with no COC, please provide proof of refund, LOX and PCCD reflecting the cure within 60 days of consummation xxxxxx	PCCD and cure provided				10/17/2025		B	2	xxxxxx	xxxxxx	1	13	C	B	C	A	C	B	A	A		Exempt	1
xxxxxx	845034	xxxxxx	7170238	xxxxxx	08/05/2025	Credit	UW Credit		UW Credit - UW - Debt Clarification		Fraud Shows loan recorded on xxxxxx for xxxxxx. On loan approval dated xxxxxx Underwriter calls for documentation to verify property attached to xxxxxx. It is required as above HELOC account is not reports on title report. Debt is not included in CLTV. Starting on pg 87 brw provides statements of current HELOC balance.	HELOC lien is released hence no need to include in CLTV		Client 08/21/2025 10:25 AM; Please see attached, Heloc lien is released hence no need to include in CLTV. Reviewer 08/21/2025 11:02 AM; Condition has been reviewed. xxxxxx	08/21/2025			A	1	xxxxxx	xxxxxx	1	13	C	B	C	A	C	B	A	A		Exempt	1
xxxxxx	845054	xxxxxx	7154520	xxxxxx	08/13/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guidelines require a 12-month history of receipt of note income in order to be eligible for use. Borrower only has 6 months receipt of note income.		Client Waived with Compensating Factors: 741 fico score where the minimum required is 680; LTV of 79.999% where the max allowed is 90%; Residual income of $12,557.93 exceeds the minimum required of $3,000.				08/13/2025	B	2	xxxxxx	xxxxxx	1	1	C	B	C	B	A	A	A	A		Exempt	1
xxxxxx	845293	xxxxxx	7160050	xxxxxx	08/29/2025	Credit	UW Credit	UW Credit - UW - Satisfactory 12 mth Mortgage	As per the 1003/application the Borrower purchased a primary a month ago. Need mortgage information on that property.	LOE from the borrower stating he is living with his son. The borrower has owned the businesses since 2011 and has managers who can handle the day-to-day operation of the business. There is only one application for a property at xxxxxx within the last 120 days which is still for sale per xxxxxx.com.	Reviewer 09/19/2025 10:18 PM; Borrower's business is located in xxxxxx and subject property is located in xxxxxx which is xxxxxx miles away. Who owns the property where borrower is currently living rent free? There are several mortgage inquiries listed on the credit report for April, May, June and July. The fraud report reflects high alerts for occupancy which have not been addressed by lender. Borrower has additional loan applications on different properties with other lenders in the xxxxxx

 Client 09/22/2025 04:18 PM; xxxxxx, we have uploaded a letter from the borrower stating he is living with his son. The borrower has owned the businesses since 2011 and has managers who can handle the day to day operation of the business. There is only one application for a property at xxxxxx within the last 120 days which is still for sale per xxxxxx.com.

 Reviewer 09/23/2025 07:52 AM; Condition has been reviewed. xxxxxx

															09/23/2025			A	1	xxxxxx	xxxxxx	1	1	D	A	D	A	A	A	A	A		Non-QM	1
xxxxxx	845293	xxxxxx	7160051	xxxxxx	08/29/2025	Credit	UW Other		UW Other - UW - Occupancy Discrepancy/Misrep		The loan is for a purchase of a primary residence. The 1003/application shows the Borrower just bought a primary 1 month ago.	There is only one application for a property at xxxxxx within the last 120 days which is still for sale per xxxxxx.com.		An updated Form 1003 and a Letter of Explanation (LOE) were provided by the borrower to confirm occupancy.	09/23/2025			A	1	xxxxxx	xxxxxx	1	1	D	A	D	A	A	A	A	A		Non-QM	1
xxxxxx	845293	xxxxxx	7160052	xxxxxx	08/29/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Missing/Incomplete VOE		As per xxxxxx guidelines, all jobs/companies must be verified. Borrower owns two companies and income is being used from both. Only one verbal VOE has been completed.	Received both VVOE's			09/09/2025			A	1	xxxxxx	xxxxxx	1	1	D	A	D	A	A	A	A	A		Non-QM	1
xxxxxx	846045	xxxxxx	7170270	xxxxxx	08/15/2025	Credit	Closing Package		Closing Package -		Please provide the Power of Attorney for xxxxxx.	POA provided			08/21/2025			A	1	xxxxxx	xxxxxx	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	846054	xxxxxx	7156495	xxxxxx	06/01/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Provide the complete fraud report with all high and medium alerts addressed.	Received clear fraud report			06/03/2025			A	1	xxxxxx	xxxxxx	1	13	C	A	C	A	A	A	A	A		Exempt	1
xxxxxx	846054	xxxxxx	7156496	xxxxxx	06/01/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income calculation worksheet required		Provide the bank statement income calculation worksheet.	Received bank statement income worksheet			06/03/2025			A	1	xxxxxx	xxxxxx	1	13	C	A	C	A	A	A	A	A		Exempt	1
xxxxxx	846056	xxxxxx	7170256	xxxxxx	08/09/2025	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			COC provided			08/18/2025			A	1	xxxxxx	xxxxxx	1	13	C	A	A	A	C	A	A	A		Exempt	1
xxxxxx	846056	xxxxxx	7170257	xxxxxx	08/09/2025	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		10% tolerance violation for increase in recording fee without a valid COC. Total tolerance violation of $433.90. A refund in the amount of $433.90 along with Post CD, lox to borrower, copy of refund check and proof of delivery required within 60 days from consummation.	COC provided			08/18/2025			A	1	xxxxxx	xxxxxx	1	13	C	A	A	A	C	A	A	A		Exempt	1
xxxxxx	846059	xxxxxx	7168572	xxxxxx	08/18/2025	Credit	Missing Images		Missing Images - Loan Review is not Final. On Hold for Missing Critical Documentation		The credit report and bank statement income calculation worksheet are missing from the loan file. The credit review is on hold until documents are received.	The credit report and income worksheet were provided.			08/19/2025			A	1	xxxxxx	xxxxxx	1	1	A	A	A	A	A	A	A	A		Exempt	1
xxxxxx	846060	xxxxxx	7170258	xxxxxx	07/23/2025	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - Other:		The Exhibit A is missing from file.	Exhibit A provided			08/01/2025			A	1	xxxxxx	xxxxxx	1	1	C	A	A	A	C	A	A	A		Exempt	1
xxxxxx	846061	xxxxxx	7156530	xxxxxx	08/16/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Self-Employed verify business		Provide verification of business existence within 10 business days of closing through a disinterested 3rd party. CPA letter in file is dated xxxxxx and settlement date was xxxxxx.	Not counting Saturday and Sunday as business days as per CPA letter 13 total days will be count till settlement date.		Client 08/25/2025 12:02 AM; we are not counting Saturday and Sunday as business days, and if the borrower is self-employed 20 business days will be considered, as per CPA letter 13 days will be count till settlement date, so we are good to go Reviewer 08/25/2025 06:02 AM; Condition has been reviewed. xxxxxx	08/25/2025			A	1	xxxxxx	xxxxxx	1	1	C	A	C	A	A	A	A	A		Exempt	1
xxxxxx	846061	xxxxxx	7156531	xxxxxx	08/16/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Provide bank statement analysis worksheet for the borrower.	Received bank statement income worksheet			08/25/2025			A	1	xxxxxx	xxxxxx	1	1	C	A	C	A	A	A	A	A		Exempt	1
xxxxxx	846061	xxxxxx	7156532	xxxxxx	08/16/2025	Credit	UW Assets		UW Assets - UW - Hud-1 from sale		Provide Hud-1 from sale of the borrower's prior residence as the source of the xxxxxx deposit on xxxxxx that were used for funds to close and reserves.	Received CD for prior home			08/25/2025			A	1	xxxxxx	xxxxxx	1	1	C	A	C	A	A	A	A	A		Exempt	1
xxxxxx	846065	xxxxxx	7156534	xxxxxx	07/25/2025	Credit	UW Credit		UW Credit - UW - Credit Other		The borrower lives rent free with a family member other than the spouse. The guideline states borrowers living rent free with anyone other than the spouse are not eligible however could be reviewed as an exception.	Per guidelines permitted with UW discretion; see 1008 with UW discretion notes		Client 08/01/2025 10:25 AM; Per guidelines permitted with UW discretion; see 1008 with UW discretion notes Reviewer 08/01/2025 10:55 AM; Condition has been reviewed. xxxxxx	08/01/2025			A	1	xxxxxx	xxxxxx	1	1	C	A	C	A	A	A	A	A		Exempt	1
xxxxxx	846066	xxxxxx	7156536	xxxxxx	08/11/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income calculation worksheet self employed		A bank statement analysis was not provided. The loan file does contain an analysis but not for the borrower.	Received Bank Statement income worksheet			08/18/2025			A	1	xxxxxx	xxxxxx	1	1	C	A	C	A	A	A	A	A		Exempt	1
xxxxxx	846069	xxxxxx	7156542	xxxxxx	08/08/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income calculation worksheet self employed		Provide bank statement analysis worksheet.	Received bank statement income worksheets			08/12/2025			A	1	xxxxxx	xxxxxx	1	1	C	A	C	A	A	A	A	A		Exempt	1
xxxxxx	846071	xxxxxx	7170272	xxxxxx	08/13/2025	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Tracking provided			08/21/2025			A	1	xxxxxx	xxxxxx	1	13	D	A	D	A	C	A	A	A		Exempt	1
xxxxxx	846071	xxxxxx	7170273	xxxxxx	08/13/2025	Compliance	Compliance		Compliance - CD- Other		Provide evidence Initial CD dated xxxxxx was rec'd by the borrower at least 3 days prior to consummation date of xxxxxx.	Tracking provided			08/21/2025			A	1	xxxxxx	xxxxxx	1	13	D	A	D	A	C	A	A	A		Exempt	1
xxxxxx	846071	xxxxxx	7170274	xxxxxx	08/18/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Missing/Incomplete VOE		Guidelines require a verbal VOE within 10 business days of the note date be provided. No verbal VOE was provided.	Received 10 day business SOS search			08/27/2025			A	1	xxxxxx	xxxxxx	1	13	D	A	D	A	C	A	A	A		Exempt	1
xxxxxx	846071	xxxxxx	7170275	xxxxxx	08/18/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Self-Employed verify business		Provide evidence of the business existence dated within 20 business days of the note date.	Received 20 day business SOS search			08/27/2025			A	1	xxxxxx	xxxxxx	1	13	D	A	D	A	C	A	A	A		Exempt	1
xxxxxx	846077	xxxxxx	7170276	xxxxxx	08/20/2025	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Tracking provided			09/04/2025			A	1	xxxxxx	xxxxxx	2	1	C	A	C	A	C	A	A	A		Exempt	1
xxxxxx	846077	xxxxxx	7170277	xxxxxx	08/20/2025	Compliance	Compliance		Compliance - TRID CD- Need proof CD was received 3 days prior to consummation		Initial CD dated xxxxxx sent via xxxxxx wasn't received 3 days prior to consummation.	Tracking provided			09/04/2025			A	1	xxxxxx	xxxxxx	2	1	C	A	C	A	C	A	A	A		Exempt	1
xxxxxx	846077	xxxxxx	7170278	xxxxxx	08/21/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		The CPA letter provided does not reflect the name of the borrower or the business associated with the borrower. Provide updated CPA letter reflecting the borrower's name and business.	Received completed CPA letter			09/16/2025			A	1	xxxxxx	xxxxxx	2	1	C	A	C	A	C	A	A	A		Exempt	1
xxxxxx	846080	xxxxxx	7164558	xxxxxx	08/12/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Borrower's living rent free must live with Spouse. Exception approved for Borrower living rent free with someone other than spouse.		Client Waived with Compensating factors: Borrower has 13+ months reserve, well above 3 months minimum requirement. Residual income of $13,348.64 > $10,000, DTI 21.45 well below maximum DTI of 45%.				08/12/2025	B	2	xxxxxx	xxxxxx	1	1	C	B	C	B	A	A	A	A		Exempt	1
xxxxxx	846080	xxxxxx	7164559	xxxxxx	08/12/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Income calculation worksheet missing from file.	Received bank statement income worksheet			08/21/2025			A	1	xxxxxx	xxxxxx	1	1	C	B	C	B	A	A	A	A		Exempt	1
xxxxxx	846084	xxxxxx	7158849	xxxxxx	08/18/2025	Credit	UW Qualifications		UW Qualifications - UW – Escalated for 2nd review.		Approval for a guideline exception is needed for an LTV exceeding 80% (actual 85%) on a loan amount between $1,000,001 and $1,500,000 (actual xxxxxx), as per the Guidelines and Rate Sheet dated xxxxxx. The loan was approved and locked on xxxxxx.		Client waived with compensating factors: Residual income $26,117.83, DTI of 40.13% is less then max allowed by 10%, self-employed 2 years in same business +> 5 years in same industry				09/05/2025	B	2	xxxxxx	xxxxxx	1	1	C	B	C	B	A	A	A	A		Exempt	1
xxxxxx	846084	xxxxxx	7158850	xxxxxx	08/18/2025	Credit	UW Assets		UW Assets - UW - Asset Other		A guideline exception is needed since the post-closing reserves are not at least 6 months of PITI. The required reserves amount to $63,622.56 ($10,603.76 * 6), but the post-closing assets total $63,469.94, resulting in a shortfall of $152.62.		Client waived with compensating factors: Residual income $26,117.83, DTI of 40.13% is less then max allowed by 10%, self-employed 2 years in same business +> 5 years in same industry				09/05/2025	B	2	xxxxxx	xxxxxx	1	1	C	B	C	B	A	A	A	A		Exempt	1
xxxxxx	846158	xxxxxx	7157917	xxxxxx	08/26/2025	Credit	UW Credit		UW Credit - UW - Credit - Insufficient		The borrower has 1 tradeline that has a 10 month history which is an insufficient number of active tradelines for the Expanded Approval A program. The program requires at least 3 tradelines with 2 active with a minimum 3 year history.		Client Waived with Compensating Factors: Residual income $40,211.39 where the minimum required was $1,500, reserves $44.88 months reserves where 3 months are required, DTI 11.822% where the maximum is 50%				08/28/2025	B	2	xxxxxx	xxxxxx	1	13	C	B	C	B	A	A	C	A		Safe Harbor QM (APOR)	1
xxxxxx	846158	xxxxxx	7157918	xxxxxx	08/26/2025	Valuation	UW Collateral		UW Collateral - UW - Appraisal - Completion Certification		Missing the Appraisal Update and/or Completion Report (xxxxxx Form 1004D) with complete interior photos reflecting completion.	Received 1004D for xxxxxx. No interior photos required.			08/28/2025			A	1	xxxxxx	xxxxxx	1	13	C	B	C	B	A	A	C	A		Safe Harbor QM (APOR)	1
xxxxxx	847265	xxxxxx	7164570	xxxxxx	08/22/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Minimum loan amount required per guidelines is $150,000.00. Subject loan amount is xxxxxx		Client Waived with Compensating Factors: Borrower has 5 years of self-employment; DTI (35.158%) greater than 10% below max DTI of 50%.				08/22/2025	B	2	xxxxxx	xxxxxx	1	13	D	B	D	B	A	A	A	A		Exempt	1
xxxxxx	847265	xxxxxx	7164571	xxxxxx	08/22/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Missing/Incomplete VOE		Per guidelines a Verbal VOE must be completed within 20 business days for self-employed borrowers. A Verbal VOE was not completed.	Received SOS			08/24/2025			A	1	xxxxxx	xxxxxx	1	13	D	B	D	B	A	A	A	A		Exempt	1
xxxxxx	847271	xxxxxx	7158847	xxxxxx	08/20/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income calculation worksheet self employed		A bank statement analysis worksheet is required to be provided for all bank statement loans. Provide bank statement worksheet.	Bank statement income work sheet provided			09/05/2025			A	1	xxxxxx	xxxxxx	1	1	C	A	C	A	A	A	A	A		Exempt	1